Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital	Share Premium [Member]	Equity Settled Employee Benefit Reserve	Translation Reserve	Accumulated Deficit	Total	Non-controlling interests [Member]	Total
Balance at beginning of period at Dec. 31, 2018	€ 1,726	€ 235,744	€ 10,780	€ 108	€ (155,443)	€ 92,915	€ (230)	€ 92,685
Balance at beginning of period (in shares) at Dec. 31, 2018								43,149,987
Result for the period					(25,808)	(25,808)	(169)	€ (25,977)
Other comprehensive income				(26)		(26)		(26)
Recognition of share-based payments			3,388			3,388		€ 3,388
Treasury shares transferred (in shares)								(39,653)
Shares options lapsed			(29)		29
Share options exercised		164	(113)		113	164		€ 164
Share options exercised (in shares)								39,653
Balance at end of period at Jun. 30, 2019	1,726	235,908	14,026	82	(181,109)	70,633	(399)	€ 70,234
Balance at end of period (in shares) at Jun. 30, 2019								43,149,987
Balance at beginning of period at Dec. 31, 2019	2,159	287,214	16,551	151	(211,746)	94,329	(496)	€ 93,833
Balance at beginning of period (in shares) at Dec. 31, 2019								53,975,838
Result for the period					(20,167)	(20,167)	(30)	€ (20,197)
Other comprehensive income				121		121		121
Recognition of share-based payments	2	283	4,542			4,827		4,827
Issue of ordinary shares	2	270				272		€ 272
Issue of ordinary shares (in shares)								100,902,000
Treasury shares transferred (in shares)								(296,122)
Shares options lapsed			(60)		60
Share options exercised		712	(458)		458	712		€ 712
Share options exercised (in shares)								296,122
Balance at end of period at Jun. 30, 2020	€ 2,163	€ 288,479	€ 20,575	€ 272	€ (231,395)	€ 80,094	€ (526)	€ 79,568
Balance at end of period (in shares) at Jun. 30, 2020								54,076,740